Schedule of Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 1,158,480	$ 44,142	$ 15,799
Research and development grant receivable			891,482
Goods and services tax (GST) receivable	27,300,337	705,535	77,266
Total trade and other receivables	$ 28,458,817	$ 749,677	$ 984,547